Related-Party Transactions - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Schedule Of Related Party Transaction Details [Line Items]
Amounts due to related parties	$ 802	$ 600
Service Fees
Schedule Of Related Party Transaction Details [Line Items]
Service fees	8,876	7,499
Commission Service Fees
Schedule Of Related Party Transaction Details [Line Items]
Amounts due to related parties	$ 1,938	$ 2,013